Share-based Compensation - Summary of Weighted-Average Assumptions Used in Black-Scholes Option Pricing Model (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Expected term (in years)	6 years 7 days	3 years 2 months 15 days
Expected volatility	72.15%	73.81%
Expected dividend yield	0.00%	0.00%
Risk free interest rate	1.07%	0.20%
Fair value of underlying ordinary shares	$ 9.53	$ 6.35